American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Fixed Income Fund
May 31, 2024

Avantis Core Fixed Income Fund - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 61.6%
Aerospace and Defense — 1.5%
General Dynamics Corp., 3.625%, 4/1/30	184,000	171,292
Huntington Ingalls Industries, Inc., 3.48%, 12/1/27	30,000	28,117
Lockheed Martin Corp., 3.55%, 1/15/26	48,000	46,802
Lockheed Martin Corp., 1.85%, 6/15/30	175,000	146,018
Lockheed Martin Corp., 4.75%, 2/15/34	300,000	290,717
RTX Corp., 5.15%, 2/27/33	250,000	246,041
Textron, Inc., 4.00%, 3/15/26	30,000	29,244
		958,231
Air Freight and Logistics — 0.2%
United Parcel Service, Inc., 3.90%, 4/1/25	100,000	98,755
Automobiles — 0.9%
American Honda Finance Corp., 1.00%, 9/10/25	60,000	56,763
American Honda Finance Corp., 2.35%, 1/8/27	48,000	44,859
American Honda Finance Corp., 3.50%, 2/15/28	150,000	142,237
General Motors Financial Co., Inc., 4.00%, 1/15/25	65,000	64,331
Toyota Motor Credit Corp., 3.375%, 4/1/30	30,000	27,495
Toyota Motor Credit Corp., 1.65%, 1/10/31	38,000	30,648
Toyota Motor Credit Corp., 4.70%, 1/12/33	250,000	242,381
		608,714
Banks — 9.3%
African Development Bank, 0.875%, 3/23/26	100,000	92,937
African Development Bank, 4.375%, 11/3/27	200,000	197,678
Asian Development Bank, 2.375%, 8/10/27	16,000	14,907
Australia & New Zealand Banking Group Ltd., 5.09%, 12/8/25	300,000	299,434
Bank of Montreal, 5.72%, 9/25/28	600,000	611,918
Bank of Nova Scotia, 4.85%, 2/1/30	200,000	196,201
Commonwealth Bank of Australia, 5.08%, 1/10/25	600,000	598,522
Council of Europe Development Bank, 4.125%, 1/24/29	100,000	97,971
European Bank for Reconstruction & Development, 1.50%, 2/13/25	100,000	97,378
European Bank for Reconstruction & Development, 0.50%, 5/19/25	150,000	143,328
European Bank for Reconstruction & Development, 4.125%, 1/25/29	100,000	97,928
European Investment Bank, 4.375%, 3/19/27	100,000	99,018
European Investment Bank, 4.50%, 10/16/28	100,000	99,537
Export Development Canada, 3.875%, 2/14/28	300,000	291,594
HSBC USA, Inc., 5.625%, 3/17/25	250,000	250,127
Inter-American Development Bank, 0.625%, 7/15/25	150,000	142,621
Inter-American Development Bank, 3.125%, 9/18/28	100,000	94,087
International Bank for Reconstruction & Development, 0.375%, 7/28/25	150,000	142,003
Kreditanstalt fuer Wiederaufbau, 5.125%, 9/29/25	150,000	149,997
Kreditanstalt fuer Wiederaufbau, 3.625%, 4/1/26	100,000	97,684
Lloyds Banking Group PLC, 4.375%, 3/22/28	200,000	193,229
National Australia Bank Ltd., 5.13%, 11/22/24	400,000	399,383
Nordic Investment Bank, 2.625%, 4/4/25	200,000	195,599
Oesterreichische Kontrollbank AG, 0.375%, 9/17/25	100,000	94,121
Royal Bank of Canada, 6.00%, 11/1/27	125,000	128,119
Royal Bank of Canada, 2.30%, 11/3/31	200,000	164,769
Toronto-Dominion Bank, 4.46%, 6/8/32(1)	200,000	188,112
U.S. Bank NA, 2.80%, 1/27/25	250,000	245,501

Wells Fargo & Co., 3.55%, 9/29/25	66,000	64,375
Westpac Banking Corp., 3.35%, 3/8/27	145,000	138,794
Westpac Banking Corp., 5.46%, 11/18/27	350,000	354,646
		5,981,518
Beverages — 1.6%
Anheuser-Busch InBev Finance, Inc., 4.70%, 2/1/36	250,000	236,172
Brown-Forman Corp., 4.75%, 4/15/33	500,000	487,139
Constellation Brands, Inc., 4.90%, 5/1/33	300,000	288,536
		1,011,847
Biotechnology — 1.2%
AbbVie, Inc., 4.55%, 3/15/35	500,000	471,306
Amgen, Inc., 5.60%, 3/2/43	250,000	247,761
Biogen, Inc., 2.25%, 5/1/30	78,000	65,693
		784,760
Broadline Retail — 0.2%
Amazon.com, Inc., 4.80%, 12/5/34	100,000	98,825
Building Products — 0.2%
Owens Corning, 3.875%, 6/1/30	150,000	139,582
Capital Markets — 2.9%
BlackRock, Inc., 2.10%, 2/25/32	75,000	61,059
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 1/30/32	125,000	100,212
Charles Schwab Corp., 1.95%, 12/1/31	120,000	95,636
Franklin Resources, Inc., 2.85%, 3/30/25	400,000	391,495
Goldman Sachs Group, Inc., 3.50%, 4/1/25	200,000	196,564
Goldman Sachs Group, Inc., 3.80%, 3/15/30	150,000	139,350
Intercontinental Exchange, Inc., 4.35%, 6/15/29	100,000	96,674
Intercontinental Exchange, Inc., 2.10%, 6/15/30	100,000	84,234
Intercontinental Exchange, Inc., 4.60%, 3/15/33	100,000	95,255
Morgan Stanley, 3.875%, 1/27/26	150,000	146,365
Nasdaq, Inc., 5.55%, 2/15/34	300,000	299,690
S&P Global, Inc., 2.95%, 1/22/27	25,000	23,693
S&P Global, Inc., 2.45%, 3/1/27	173,000	161,234
		1,891,461
Chemicals — 1.8%
CF Industries, Inc., 5.15%, 3/15/34	138,000	132,068
Dow Chemical Co., 4.25%, 10/1/34	100,000	91,599
DuPont de Nemours, Inc., 5.32%, 11/15/38	250,000	251,837
EIDP, Inc., 2.30%, 7/15/30	30,000	25,657
Linde, Inc., 3.20%, 1/30/26	48,000	46,471
LYB International Finance III LLC, 5.625%, 5/15/33	150,000	152,459
Mosaic Co., 5.375%, 11/15/28	275,000	275,112
Mosaic Co., 5.45%, 11/15/33(1)	60,000	59,282
RPM International, Inc., 4.55%, 3/1/29	64,000	61,714
Westlake Corp., 3.60%, 8/15/26	42,000	40,339
Westlake Corp., 3.375%, 6/15/30	30,000	26,894
		1,163,432
Commercial Services and Supplies — 0.5%
Waste Management, Inc., 4.875%, 2/15/34	300,000	292,906
Communications Equipment — 0.4%
Cisco Systems, Inc., 5.90%, 2/15/39	150,000	159,244
Motorola Solutions, Inc., 4.60%, 5/23/29	100,000	97,168
		256,412
Construction and Engineering — 0.0%
Quanta Services, Inc., 2.90%, 10/1/30	30,000	26,180

Consumer Finance — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	250,000	243,043
Consumer Staples Distribution & Retail — 0.7%
Dollar Tree, Inc., 4.00%, 5/15/25	265,000	261,262
Dollar Tree, Inc., 4.20%, 5/15/28	30,000	28,765
Sysco Corp., 5.375%, 9/21/35	125,000	124,980
Target Corp., 2.65%, 9/15/30	42,000	36,987
		451,994
Diversified REITs — 1.9%
American Homes 4 Rent LP, 4.25%, 2/15/28	66,000	63,068
Boston Properties LP, 3.65%, 2/1/26	50,000	48,164
Digital Realty Trust LP, 4.45%, 7/15/28	300,000	290,028
ERP Operating LP, 3.25%, 8/1/27	90,000	84,871
Essex Portfolio LP, 4.00%, 3/1/29	150,000	140,830
Extra Space Storage LP, 5.70%, 4/1/28	300,000	303,355
Prologis LP, 2.25%, 4/15/30	115,000	98,170
Simon Property Group LP, 2.20%, 2/1/31	200,000	164,641
		1,193,127
Diversified Telecommunication Services — 0.9%
AT&T, Inc., 2.75%, 6/1/31	120,000	101,965
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	200,000	233,322
Verizon Communications, Inc., 4.50%, 8/10/33	150,000	140,744
Verizon Communications, Inc., 5.85%, 9/15/35	125,000	129,284
		605,315
Electric Utilities — 3.7%
Baltimore Gas & Electric Co., 2.25%, 6/15/31	140,000	116,281
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	12,000	11,854
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	120,000	133,238
DTE Electric Co., Series C, 2.625%, 3/1/31	66,000	56,358
Duke Energy Carolinas LLC, 6.10%, 6/1/37	100,000	103,499
Duke Energy Carolinas LLC, Series A, 6.00%, 12/1/28	30,000	31,085
Duke Energy Corp., 4.50%, 8/15/32	125,000	117,032
Edison International, 3.55%, 11/15/24	65,000	64,339
Edison International, 5.75%, 6/15/27	250,000	251,466
Entergy Arkansas LLC, 4.00%, 6/1/28	32,000	30,705
Entergy Louisiana LLC, 3.05%, 6/1/31	33,000	28,583
Pacific Gas & Electric Co., 6.40%, 6/15/33	300,000	311,604
PacifiCorp, 2.70%, 9/15/30	54,000	46,313
PacifiCorp, 6.25%, 10/15/37	150,000	155,026
PPL Electric Utilities Corp., 4.85%, 2/15/34	250,000	242,073
Public Service Co. of New Hampshire, 2.20%, 6/15/31	140,000	115,388
Public Service Electric & Gas Co., 3.00%, 5/15/27	36,000	34,034
Puget Energy, Inc., 4.10%, 6/15/30	66,000	60,330
Southern Co., 3.70%, 4/30/30	150,000	138,364
Union Electric Co., 2.95%, 3/15/30	68,000	60,290
Virginia Electric & Power Co., 5.00%, 1/15/34	250,000	241,914
		2,349,776
Electronic Equipment, Instruments and Components — 0.1%
Flex Ltd., 3.75%, 2/1/26	30,000	29,045
Trimble, Inc., 4.90%, 6/15/28	62,000	60,860
		89,905
Energy Equipment and Services — 0.7%
Baker Hughes Holdings LLC, 5.125%, 9/15/40	175,000	166,624
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc., 3.34%, 12/15/27(1)	30,000	28,270
Halliburton Co., 2.92%, 3/1/30	175,000	155,913

Schlumberger Finance Canada Ltd., 1.40%, 9/17/25	70,000	66,672
Schlumberger Investment SA, 2.65%, 6/26/30	66,000	57,818
		475,297
Financial Services — 1.4%
Corebridge Financial, Inc., 5.75%, 1/15/34	250,000	251,729
Global Payments, Inc., 4.95%, 8/15/27	100,000	98,719
Global Payments, Inc., 4.45%, 6/1/28	100,000	96,287
Visa, Inc., 4.15%, 12/14/35	500,000	465,421
		912,156
Food Products — 0.8%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	66,000	59,748
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	73,000	69,649
Bunge Ltd. Finance Corp., 2.75%, 5/14/31	100,000	85,119
Campbell Soup Co., 4.15%, 3/15/28	64,000	61,731
Conagra Brands, Inc., 4.85%, 11/1/28	75,000	73,361
General Mills, Inc., 4.95%, 3/29/33	200,000	194,326
		543,934
Gas Utilities — 0.0%
Southern California Gas Co., 2.55%, 2/1/30	35,000	30,389
Ground Transportation — 1.6%
Canadian National Railway Co., 6.375%, 11/15/37	200,000	218,377
CSX Corp., 6.15%, 5/1/37	75,000	80,321
Ryder System, Inc., 5.25%, 6/1/28	50,000	50,121
Ryder System, Inc., 6.60%, 12/1/33	250,000	266,521
Union Pacific Corp., 3.25%, 1/15/25	250,000	246,589
Union Pacific Corp., 3.70%, 3/1/29	200,000	189,605
		1,051,534
Health Care Equipment and Supplies — 0.5%
DH Europe Finance II SARL, 2.20%, 11/15/24	250,000	246,452
Edwards Lifesciences Corp., 4.30%, 6/15/28	26,000	25,075
Medtronic, Inc., 4.375%, 3/15/35	30,000	28,059
		299,586
Health Care Providers and Services — 2.2%
Adventist Health System, 2.95%, 3/1/29	67,000	59,932
Aetna, Inc., 3.50%, 11/15/24	200,000	198,010
Cardinal Health, Inc., 3.08%, 6/15/24	30,000	29,969
Cigna Group, 5.40%, 3/15/33	100,000	99,928
CVS Health Corp., 5.25%, 2/21/33	50,000	48,623
Elevance Health, Inc., 3.35%, 12/1/24	300,000	296,705
HCA, Inc., 3.625%, 3/15/32	200,000	174,848
HCA, Inc., 5.50%, 6/1/33	250,000	247,326
Humana, Inc., 2.15%, 2/3/32	200,000	158,364
UnitedHealth Group, Inc., 5.35%, 2/15/33	80,000	80,812
		1,394,517
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc., 3.375%, 8/15/31	50,000	43,944
Hotels, Restaurants and Leisure — 1.1%
Expedia Group, Inc., 3.80%, 2/15/28	325,000	307,818
Hyatt Hotels Corp., 5.375%, 4/23/25	300,000	299,014
Marriott International, Inc., 4.625%, 6/15/30	75,000	72,289
		679,121
Household Durables — 0.4%
Lennar Corp., 4.75%, 5/30/25	250,000	247,880

Industrial Conglomerates — 1.6%
3M Co., 3.375%, 3/1/29	100,000	92,206
3M Co., 5.70%, 3/15/37(1)	18,000	18,594
Eaton Corp., 4.15%, 3/15/33	400,000	373,230
Honeywell International, Inc., 1.75%, 9/1/31	50,000	40,364
Honeywell International, Inc., 4.50%, 1/15/34	500,000	477,236
Honeywell International, Inc., 5.70%, 3/15/36	24,000	25,059
		1,026,689
Insurance — 1.7%
Aflac, Inc., 3.60%, 4/1/30	75,000	69,193
Chubb INA Holdings LLC, 1.375%, 9/15/30	36,000	29,187
Chubb INA Holdings LLC, 6.70%, 5/15/36	75,000	84,299
Hartford Financial Services Group, Inc., 2.80%, 8/19/29	50,000	44,482
Marsh & McLennan Cos., Inc., 3.50%, 3/10/25	200,000	197,059
MetLife, Inc., 4.55%, 3/23/30	165,000	161,422
Prudential Funding Asia PLC, 3.625%, 3/24/32	250,000	223,215
Willis North America, Inc., 4.50%, 9/15/28	300,000	290,120
		1,098,977
IT Services — 0.4%
International Business Machines Corp., 3.50%, 5/15/29	100,000	93,036
VeriSign, Inc., 2.70%, 6/15/31	200,000	166,101
		259,137
Leisure Products — 0.1%
Hasbro, Inc., 3.50%, 9/15/27	67,000	62,917
Life Sciences Tools and Services — 0.8%
Thermo Fisher Scientific, Inc., 5.20%, 1/31/34	500,000	501,334
Machinery — 1.8%
Caterpillar Financial Services Corp., 1.10%, 9/14/27	30,000	26,610
Cummins, Inc., 5.15%, 2/20/34	250,000	249,621
Ingersoll Rand, Inc., 5.70%, 8/14/33	250,000	254,943
Otis Worldwide Corp., 2.57%, 2/15/30	150,000	130,681
PACCAR Financial Corp., 4.95%, 10/3/25	300,000	298,859
Stanley Black & Decker, Inc., 6.00%, 3/6/28	200,000	206,094
		1,166,808
Media — 0.7%
Comcast Corp., 4.25%, 10/15/30	210,000	199,968
Fox Corp., 3.05%, 4/7/25	130,000	127,209
Fox Corp., 5.48%, 1/25/39	150,000	142,008
		469,185
Metals and Mining — 0.7%
ArcelorMittal SA, 6.80%, 11/29/32	100,000	106,611
Barrick Gold Corp., 6.45%, 10/15/35	100,000	106,878
BHP Billiton Finance USA Ltd., 5.25%, 9/8/33	125,000	124,356
Kinross Gold Corp., 4.50%, 7/15/27	42,000	40,800
Steel Dynamics, Inc., 3.25%, 1/15/31	100,000	88,321
		466,966
Multi-Utilities — 0.5%
Consumers Energy Co., 4.625%, 5/15/33	200,000	191,061
Dominion Energy, Inc., 5.95%, 6/15/35	100,000	101,461
San Diego Gas & Electric Co., 1.70%, 10/1/30	37,000	30,009
		322,531
Oil, Gas and Consumable Fuels — 5.6%
Boardwalk Pipelines LP, 4.80%, 5/3/29	50,000	48,719
BP Capital Markets America, Inc., 3.12%, 5/4/26	200,000	192,535
BP Capital Markets America, Inc., 4.89%, 9/11/33	260,000	252,542

Burlington Resources LLC, 7.40%, 12/1/31	18,000	20,444
Canadian Natural Resources Ltd., 5.85%, 2/1/35	110,000	109,616
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	63,000	62,509
Chevron Corp., 1.55%, 5/11/25	42,000	40,558
Chevron USA, Inc., 6.00%, 3/1/41	248,000	266,204
ConocoPhillips Co., 2.40%, 3/7/25	200,000	195,485
ConocoPhillips Co., 6.95%, 4/15/29	200,000	216,700
Devon Energy Corp., 4.50%, 1/15/30	133,000	127,389
Diamondback Energy, Inc., 6.25%, 3/15/33	175,000	182,881
Enbridge, Inc., 3.125%, 11/15/29	42,000	37,820
Energy Transfer LP, 5.25%, 4/15/29	200,000	198,941
Enterprise Products Operating LLC, 3.70%, 2/15/26	18,000	17,552
Enterprise Products Operating LLC, 4.85%, 1/31/34(1)	300,000	290,594
EOG Resources, Inc., 4.15%, 1/15/26	200,000	196,714
EQT Corp., 6.125%, 2/1/25	250,000	250,417
Equinor ASA, 1.75%, 1/22/26	70,000	66,303
Exxon Mobil Corp., 2.44%, 8/16/29	54,000	48,060
Hess Corp., 5.60%, 2/15/41	150,000	149,724
Kinder Morgan, Inc., 5.30%, 12/1/34	18,000	17,443
Marathon Oil Corp., 6.60%, 10/1/37	100,000	108,103
Marathon Petroleum Corp., 4.70%, 5/1/25	24,000	23,788
MPLX LP, 2.65%, 8/15/30	30,000	25,637
ONEOK, Inc., 6.35%, 1/15/31	35,000	36,537
ONEOK, Inc., 6.00%, 6/15/35	60,000	60,876
Pioneer Natural Resources Co., 1.90%, 8/15/30	30,000	25,083
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25	150,000	148,212
Sabine Pass Liquefaction LLC, 4.50%, 5/15/30	68,000	64,978
Shell International Finance BV, 3.25%, 5/11/25	18,000	17,663
Shell International Finance BV, 4.125%, 5/11/35	12,000	10,978
Valero Energy Corp., 6.625%, 6/15/37	30,000	32,065
Valero Energy Partners LP, 4.50%, 3/15/28	26,000	25,296
Williams Cos., Inc., 4.00%, 9/15/25	18,000	17,647
		3,586,013
Passenger Airlines — 0.2%
Southwest Airlines Co., 5.125%, 6/15/27	102,000	101,383
Southwest Airlines Co., 2.625%, 2/10/30	37,000	31,762
		133,145
Personal Care Products — 0.8%
Estee Lauder Cos., Inc., 1.95%, 3/15/31(1)	57,000	46,590
Estee Lauder Cos., Inc., 4.65%, 5/15/33	300,000	289,933
Estee Lauder Cos., Inc., 5.00%, 2/14/34	200,000	195,368
		531,891
Pharmaceuticals — 2.6%
Astrazeneca Finance LLC, 2.25%, 5/28/31	50,000	42,038
AstraZeneca PLC, 0.70%, 4/8/26	140,000	129,176
AstraZeneca PLC, 6.45%, 9/15/37	225,000	249,668
Bristol-Myers Squibb Co., 2.95%, 3/15/32	225,000	193,109
Bristol-Myers Squibb Co., 5.20%, 2/22/34	200,000	198,783
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	236,000	260,730
Johnson & Johnson, 0.55%, 9/1/25	24,000	22,711
Merck & Co., Inc., 2.15%, 12/10/31	200,000	165,329
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 5/19/30	150,000	146,780
Royalty Pharma PLC, 2.20%, 9/2/30	73,000	60,416
Wyeth LLC, 5.95%, 4/1/37	200,000	210,051
		1,678,791

Residential REITs — 0.6%
AvalonBay Communities, Inc., 3.30%, 6/1/29	75,000	68,656
Camden Property Trust, 3.15%, 7/1/29	85,000	76,864
UDR, Inc., 3.20%, 1/15/30	264,000	236,619
		382,139
Retail REITs — 0.3%
Kimco Realty OP LLC, 4.60%, 2/1/33	175,000	163,500
Realty Income Corp., 3.65%, 1/15/28	36,000	34,176
		197,676
Semiconductors and Semiconductor Equipment — 2.4%
Applied Materials, Inc., 5.10%, 10/1/35	150,000	151,622
Broadcom, Inc., 4.30%, 11/15/32	110,000	101,950
Broadcom, Inc., 3.47%, 4/15/34(2)	90,000	75,892
Intel Corp., 3.90%, 3/25/30	60,000	56,075
Intel Corp., 5.20%, 2/10/33(1)	250,000	248,066
Lam Research Corp., 4.00%, 3/15/29	125,000	119,783
Marvell Technology, Inc., 2.45%, 4/15/28	150,000	134,822
Micron Technology, Inc., 4.66%, 2/15/30	150,000	144,854
NXP BV/NXP Funding LLC, 5.55%, 12/1/28	24,000	24,198
NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, 1/15/33	120,000	116,537
Texas Instruments, Inc., 4.90%, 3/14/33	400,000	397,367
		1,571,166
Software — 0.7%
Autodesk, Inc., 2.85%, 1/15/30	150,000	132,617
Oracle Corp., 3.25%, 5/15/30	75,000	67,574
Oracle Corp., 6.50%, 4/15/38	125,000	133,515
Roper Technologies, Inc., 1.40%, 9/15/27	73,000	64,627
Salesforce, Inc., 1.95%, 7/15/31	50,000	40,933
		439,266
Specialized REITs — 0.8%
American Tower Corp., 3.60%, 1/15/28	66,000	62,047
American Tower Corp., 2.90%, 1/15/30	100,000	87,744
Crown Castle, Inc., 5.60%, 6/1/29	150,000	150,998
Crown Castle, Inc., 3.30%, 7/1/30	150,000	132,738
Equinix, Inc., 2.00%, 5/15/28	125,000	109,978
		543,505
Specialty Retail — 0.9%
AutoZone, Inc., 4.00%, 4/15/30	150,000	140,645
Home Depot, Inc., 2.70%, 4/15/30	150,000	132,397
Home Depot, Inc., 5.875%, 12/16/36	250,000	262,899
TJX Cos., Inc., 1.15%, 5/15/28	30,000	26,037
		561,978
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc., 1.65%, 5/11/30	48,000	40,182
Dell International LLC/EMC Corp., 5.75%, 2/1/33	150,000	153,648
		193,830
Textiles, Apparel and Luxury Goods — 0.2%
NIKE, Inc., 2.85%, 3/27/30	150,000	134,409
Transportation Infrastructure — 0.1%
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.875%, 8/20/35	59,338	48,890
Wireless Telecommunication Services — 0.6%
T-Mobile USA, Inc., 3.875%, 4/15/30	100,000	92,975
T-Mobile USA, Inc., 5.20%, 1/15/33	80,000	78,773

Vodafone Group PLC, 6.15%, 2/27/37	180,000	188,100
		359,848
TOTAL CORPORATE BONDS (Cost $40,879,941)		39,661,232
U.S. TREASURY SECURITIES — 24.9%
U.S. Treasury Bonds, 6.125%, 11/15/27	250,000	262,300
U.S. Treasury Bonds, 1.125%, 8/15/40	1,150,000	690,090
U.S. Treasury Bonds, 1.375%, 11/15/40	2,450,000	1,527,151
U.S. Treasury Bonds, 2.25%, 5/15/41	1,000,000	715,156
U.S. Treasury Bonds, 1.75%, 8/15/41	400,000	261,016
U.S. Treasury Bonds, 2.375%, 2/15/42	525,000	377,682
U.S. Treasury Bonds, 3.00%, 5/15/42	500,000	396,367
U.S. Treasury Bonds, 2.75%, 8/15/42	650,000	493,873
U.S. Treasury Bonds, 2.75%, 11/15/42	1,015,000	768,545
U.S. Treasury Bonds, 3.125%, 2/15/43	900,000	721,125
U.S. Treasury Bonds, 2.875%, 5/15/43	850,000	653,006
U.S. Treasury Bonds, 3.625%, 8/15/43	700,000	601,836
U.S. Treasury Bonds, 3.75%, 11/15/43	300,000	262,336
U.S. Treasury Bonds, 3.375%, 5/15/44	850,000	700,254
U.S. Treasury Notes, 0.375%, 8/15/24	375,000	371,287
U.S. Treasury Notes, 0.625%, 10/15/24	600,000	589,727
U.S. Treasury Notes, 0.75%, 11/15/24	350,000	342,950
U.S. Treasury Notes, 1.50%, 11/30/24	575,000	564,249
U.S. Treasury Notes, 1.75%, 12/31/24	370,000	362,570
U.S. Treasury Notes, 2.25%, 12/31/24	200,000	196,570
U.S. Treasury Notes, 1.375%, 1/31/25	950,000	926,187
U.S. Treasury Notes, 2.50%, 1/31/25	355,000	348,608
U.S. Treasury Notes, 1.50%, 2/15/25(3)	1,280,000	1,246,705
U.S. Treasury Notes, 2.00%, 2/15/25	500,000	488,737
U.S. Treasury Notes, 0.50%, 3/31/25	200,000	192,484
U.S. Treasury Notes, 0.375%, 1/31/26	355,000	329,242
U.S. Treasury Notes, 1.50%, 8/15/26	135,000	125,756
U.S. Treasury Notes, 4.625%, 10/15/26	300,000	298,963
U.S. Treasury Notes, 2.25%, 8/15/27	125,000	116,192
U.S. Treasury Notes, 1.25%, 3/31/28	250,000	221,006
U.S. Treasury Notes, 3.75%, 6/30/30	175,000	167,962
U.S. Treasury Notes, 2.75%, 8/15/32	300,000	264,287
U.S. Treasury Notes, 3.875%, 8/15/33	350,000	333,614
U.S. Treasury Notes, 4.375%, 5/15/34	100,000	99,117
TOTAL U.S. TREASURY SECURITIES (Cost $16,518,449)		16,016,950
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 19.5%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 19.5%
GNMA, 4.00% TBA	1,250,000	1,149,160
GNMA, 4.00% TBA	250,000	229,978
GNMA, 5.00% TBA	1,150,000	1,116,280
GNMA, 5.50% TBA	1,050,000	1,041,686
GNMA, 6.00% TBA	750,000	754,709
GNMA, 5.50% TBA	250,000	247,767
UMBS, 2.00% TBA	350,000	305,777
UMBS, 2.00% TBA	150,000	131,212
UMBS, 3.00% TBA	1,150,000	967,157
UMBS, 3.00% TBA	650,000	547,060
UMBS, 3.00% TBA	550,000	505,846
UMBS, 3.00% TBA	200,000	184,116

UMBS, 4.00% TBA	1,250,000	1,134,511
UMBS, 4.00% TBA	900,000	817,164
UMBS, 4.00% TBA	450,000	431,506
UMBS, 4.50% TBA	600,000	585,300
UMBS, 5.00% TBA	1,050,000	1,010,647
UMBS, 5.00% TBA	300,000	288,710
UMBS, 5.50% TBA	600,000	590,361
UMBS, 5.50% TBA	200,000	196,740
UMBS, 6.00% TBA	300,000	300,459
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $12,521,273)		12,536,146
U.S. GOVERNMENT AGENCY SECURITIES — 1.3%
Federal Farm Credit Banks Funding Corp., 3.30%, 8/15/24	77,000	76,647
FHLB, 3.25%, 11/16/28	200,000	189,939
FHLMC, 0.65%, 10/27/25	200,000	188,289
FNMA, 0.375%, 8/25/25	25,000	23,610
Tennessee Valley Authority, 0.75%, 5/15/25	175,000	167,817
Tennessee Valley Authority, 3.875%, 3/15/28	100,000	97,336
Tennessee Valley Authority, 3.50%, 12/15/42	100,000	81,721
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $851,885)		825,359
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.7%
Japan — 0.4%
Japan Bank for International Cooperation, 1.75%, 10/17/24	250,000	246,429
Sweden — 0.3%
Svensk Exportkredit AB, 2.25%, 3/22/27	200,000	186,348
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $437,893)		432,777
SHORT-TERM INVESTMENTS — 12.6%
Money Market Funds — 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	810,036	810,036
State Street Navigator Securities Lending Government Money Market Portfolio(4)	726,128	726,128
		1,536,164
Treasury Bills(5) — 10.2%
U.S. Treasury Bills, 5.41%, 7/11/24	500,000	497,221
U.S. Treasury Bills, 5.44%, 7/25/24	750,000	744,285
U.S. Treasury Bills, 5.44%, 8/1/24	250,000	247,849
U.S. Treasury Bills, 5.42%, 8/6/24	1,700,000	1,684,133
U.S. Treasury Bills, 5.41%, 8/22/24	1,000,000	988,378
U.S. Treasury Bills, 5.43%, 8/27/24	1,000,000	990,111
U.S. Treasury Bills, 5.41%, 9/10/24	500,000	492,829
U.S. Treasury Bills, 5.42%, 8/8/24	700,000	693,275
U.S. Treasury Bills, 4.60%, 10/1/24	250,000	245,676
		6,583,757
TOTAL SHORT-TERM INVESTMENTS (Cost $8,118,139)		8,119,921
TOTAL INVESTMENT SECURITIES — 120.6% (Cost $79,327,580)		77,592,385
OTHER ASSETS AND LIABILITIES — (20.6)%		(13,257,953)
TOTAL NET ASSETS — 100.0%		$64,334,432

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	4	September 2024	$448,125	$1,570
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 42	Sell	1.00%	6/20/29	$1,400,000	$30,382	$3,931	$34,313
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $700,543. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $75,892, which represented 0.1% of total net assets.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $298,040.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $726,128.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$39,661,232	—
U.S. Treasury Securities	—	16,016,950	—
U.S. Government Agency Mortgage-Backed Securities	—	12,536,146	—
U.S. Government Agency Securities	—	825,359	—
Sovereign Governments and Agencies	—	432,777	—
Short-Term Investments	$1,536,164	6,583,757	—
	$1,536,164	$76,056,221	—
Other Financial Instruments
Futures Contracts	$1,570	—	—
Swap Agreements	—	$34,313	—
	$1,570	$34,313	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.